15. Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off balance sheet financial instruments risk
	Contract or Notional Amount
	2018	2017

Unused portions of home equity lines of credit	$31,328,881	$29,529,411
Residential and commercial construction lines of credit	7,251,560	19,068,034
Commercial real estate commitments	26,588,950	12,014,332
Commercial and industrial commitments	45,135,452	38,369,010
Other commitments to extend credit	53,586,720	48,233,850
Standby letters of credit and commercial letters of credit	2,408,581	1,939,759
Recourse on sale of credit card portfolio	284,680	302,775
MPF credit enhancement obligation, net (See Note 16)	552,158	634,340